Shareholder Fees - FidelityFreedomIndexFunds-InvestorComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2015 Fund
Shareholder Fees:
(fees paid directly from your investment)	none